VIA EDGAR

December 3, 2018

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	FSI Low Beta Absolute Return Fund (“Fund”)

File No. 811-22595

To Whom It May Concern:

On behalf of the Fund, transmitted herewith for filing with the U.S. Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

This Registration Statement replaces the Post-Effective Amendment filed with the Commission on October 23, 2018. A separate Request for Withdrawal is being filed with respect to that Post-Effective Amendment. Apologies for the oversight.

We realize that we will need to file a pre-effective amendment to include consents and certain other information, but thought it best to file as soon as possible since we would like to go effective in mid-to late December. If it is helpful, I am happy to provide a redline showing the differences between the Registration Statement and either the current Registration Statement or the Post-Effective Amendment filed on October 23rd. Just let me know.

If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7182.

Kind regards,

Edward C. Lawrence